EQUITY - Schedule Using Black-Scholes Module (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 45.21	$ 30.42
Weighted-average fair value of a unit	$ 5.54	$ 3.92
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	17.00%	16.90%
Liquidity discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.50%	2.00%
Risk free interest rate, share options granted	1.40%	2.50%
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 45.21	$ 34.08
Weighted-average fair value of a unit	$ 5.54	$ 4.54
Average term to exercise | yr	7.5	8,500,000
Expected volatility, share options granted	17.00%	17.30%
Liquidity discount	25.00%	25.00%
Expected dividend as percentage, share options granted	1.50%	1.80%
Risk free interest rate, share options granted	1.40%	2.10%
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share			$ 52.62	$ 50.02
Share price, on date of measurement	$ 41.27	$ 38.53